ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Jefferson National Life Insurance Company, Jefferson National Life Insurance Co of NY and Jefferson National Life of New York Annuity Account 1 (collectively, the “Filers”)
DATE:	May 1, 2020
RE:	Jefferson National Life of New York Annuity Account 1 (“Registrant”)
File No. 811-22994
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019 have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	Cusip
Access One Trust - Access VP High Yield Fund	00433W304
Advisors Preferred Trust - Gold Bullion Strategy Portfolio	00771F806
Alger Portfolios - Alger Capital Appreciation Portfolio: Class I-2 Shares	015544703
Alger Portfolios - Alger Large Cap Growth Portfolio: Class I-2 Shares	015544505
Alger Portfolios - Alger Mid Cap Growth Portfolio: Class I-2 Shares	015544604
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B	018792382
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B	018792689
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	018792101
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B	018792663
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	018792549
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Portfolio: Class B	018792523
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III	00162T811
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	02110B801
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II	00162T852
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II	00162T803
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II	00162T407
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II	00162T878
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II	00162T605
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	02507T209
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	024936403
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	024936601
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	024936205
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I	024936767
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I	024936882
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	024936106
American Funds Insurance Series - Asset Allocation Fund: Class 4	02630E814
American Funds Insurance Series - Blue Chip Income and Growth Fund: Class 4	02630E855
American Funds Insurance Series - Bond Fund: Class 4	02630E731
American Funds Insurance Series - Capital Income Builder Fund: Class 4	02630E574
American Funds Insurance Series - Global Bond Fund: Class 4	02630E798
American Funds Insurance Series - Global Growth and Income Fund: Class 4	02630E848
American Funds Insurance Series - Global Growth Fund: Class 4	02630E707
American Funds Insurance Series - Global Small Capitalization Fund: Class 4	02630E806
American Funds Insurance Series - Growth Fund: Class 4	02630E889
American Funds Insurance Series - Growth-Income Fund: Class 4	02630E830
American Funds Insurance Series - High-Income Bond Fund: Class 4	02630E772
American Funds Insurance Series - International Fund: Class 4	02630E871
American Funds Insurance Series - International Growth and Income Fund: Class 4	02630E822
American Funds Insurance Series - Managed Risk Asset Allocation Fund: Class P2	02630E608
American Funds Insurance Series - Managed Risk Blue Chip Income and Growth Fund: Class P2	02630E632
American Funds Insurance Series - Mortgage Fund: Class 4	02630E764
American Funds Insurance Series - New World Fund: Class 4	02630E863
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 4	02630E756
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	09253L553
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	09258X404
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III	09258X602
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III	09253L587
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III	09253L520
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III	09253L488
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	09253L751
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	09258X206
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	05587P302
BNY Mellon Stock Index Fund, Inc.: Initial Shares	09661P105
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	05588H101
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares	05589U846
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F	131647760
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio-Strategic Income Fund: Class 2	19765R600
Columbia Funds Variable Insurance Trust - CTVIP®-AQR Managed Futures Strategy Fund: Class 2	19765R451
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio-Select Large Cap Value Fund: Class 1	19766E475
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio-Select Small Cap Value Fund: Class 1	19766E442
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio-Seligman Global Technology: Class 2	19766E400
Credit Suisse Trust - Commodity Return Strategy Portfolio	22544K888
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	246493688
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	25239Y584
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	23320G125
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	233203728
DFA Investment Dimensions Group Inc. - VA International Small Portfolio	233203686
DFA Investment Dimensions Group Inc. - VA International Value Portfolio	233203694
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	233203678

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	233203777
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	233203710
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	27827E103
Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	313916306
Federated Insurance Series - Federated Kaufmann Fund II: Service Shares	313916777
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	313916108
Fidelity Variable Insurance Products - VIP Balanced Portfolio: Service Class 2	922176607
Fidelity Variable Insurance Products - VIP Contrafund® Portfolio: Service Class 2	922175849
Fidelity Variable Insurance Products - VIP Disciplined Small Cap Portfolio: Service Class 2	922175732
Fidelity Variable Insurance Products - VIP Equity-Income Portfolio: Service Class 2	922174859
Fidelity Variable Insurance Products - VIP Freedom Income Portfolio: Service Class 2	922174669
Fidelity Variable Insurance Products - VIP Growth & Income Portfolio: Service Class 2	922176706
Fidelity Variable Insurance Products - VIP Growth Opportunities Portfolio: Service Class 2	922176888
Fidelity Variable Insurance Products - VIP Growth Portfolio: Service Class 2	922174867
Fidelity Variable Insurance Products - VIP High Income Portfolio: Service Class 2	922174842
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Service Class 2	922177829
Fidelity Variable Insurance Products - VIP Investment Grade Bond Portfolio: Service Class 2	922175880
Fidelity Variable Insurance Products - VIP Mid Cap Portfolio: Service Class 2	922176805
Fidelity Variable Insurance Products - VIP Overseas Portfolio: Service Class 2	922174875
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2	922177209
Fidelity Variable Insurance Products - VIP Strategic Income Portfolio: Service Class 2	922177860
Fidelity Variable Insurance Products - VIP Value Portfolio: Service Class 2	922174784
First Eagle Variable Funds - Overseas Variable Fund	32008B100
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2	355150640
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	355150418
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2	355150558
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2	355150467
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2	355150327
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securites VIP Fund: Class 2	355150426
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	355150566
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Fund: Advisor Shares	380987578
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	40168V501
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	40168V808
Guggenheim Variable Funds Trust - Series J (StylePlus-Mid Growth Series)	40168V600
Guggenheim Variable Funds Trust - Series P (High Yield Series)	40168V832
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	40168V873
Guggenheim Variable Funds Trust - Series Y (StylePlus-Large Growth Series)	40168V865
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares	008892135
Invesco - Invesco V.I. Comstock Fund: Series I Shares	00888X773
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	008892804
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares	008892200
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares	00888X104
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares	00888X757
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	008892523
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares	008892606
Invesco - Invesco V.I. Government Securities Fund: Series I Shares	008892309
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares	00888X666
Invesco - Invesco V.I. Health Care Fund: Series I Shares	008892416
Invesco - Invesco V.I. High Yield Fund: Series I Shares	008892846
Invesco - Invesco V.I. International Growth Fund: Series I Shares	008892507
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	008892572
Invesco - Invesco V.I. Technology Fund: Series I Shares	008892325
Ivy Variable Insurance Portfolios - Ivy VIP Asset Strategy: Class II	46600H109
Ivy Variable Insurance Portfolios - Ivy VIP Balanced: Class II	46600H208
Ivy Variable Insurance Portfolios - Ivy VIP Corporate Bond: Class II	46600H307
Ivy Variable Insurance Portfolios - Ivy VIP Energy: Class II	46600H604
Ivy Variable Insurance Portfolios - Ivy VIP Global Bond: Class II	46600H695
Ivy Variable Insurance Portfolios - Ivy VIP High Income: Class II	46600H885
Ivy Variable Insurance Portfolios - Ivy VIP Limited-Term Bond: Class II	46600H687
Ivy Variable Insurance Portfolios - Ivy VIP Mid Cap Growth: Class II	46600H851
Ivy Variable Insurance Portfolios - Ivy VIP Natural Resources: Class II	46600H703
Ivy Variable Insurance Portfolios - Ivy VIP Science and Technology: Class II	46600H794
Ivy Variable Insurance Portfolios - Ivy VIP Value: Class II	46600H760
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares	471021402
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	471021204
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	471021683
Janus Aspen Series - Janus Henderson Forty Portfolio: Insititutional Shares	471021865
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares	471021303
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares	471021436
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares	471021709

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares	471021105
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares	471021378
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV	41015H711
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2	480906767
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2	480906759
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	521071209
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares	521071787
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares	521071506
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	521071803
Lazard Retirement Series, Inc. - Lazard Retirement US Equity Select Portfolio: Service Shares	521071308
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	52467X203
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	52467W833
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I	52467X609
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	52467M819
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II	52467M785
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	52467K839
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	543910608
Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC	543910871
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC	543910103
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class	56064D791
MFS Variable Insurance Trust - MFS Growth Series: Service Class	55273F811
MFS Variable Insurance Trust - MFS Value Series: Service Class	55273F647
Mutual Fund & Variable Insurance Trust - Rational Trend Aggregation VA Fund	628255861
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y	63868J503
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	63868M407
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	638686402
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P	63868M340
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P	63868M324
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y	63868J875
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y	638686873
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y	63868J701
Nationwide Variable Insurance Trust - NVIT iShares Global Fixed Income ETF Fund: Class Y	63868J883
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y	638685131
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	638686824
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I	638686154
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	638686766
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y	638686436
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y	638686659
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	641222708
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	641222500
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	007575301
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares	641222609
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares	641222781
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3	66537U213
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2	66537U361
Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1	66537U502
Northern Lights Variable Trust - Power Income VIT Fund: Class 2	66537U569
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1	66537U403
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1	66537U353
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2	66537U759
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2	66537U825
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2	66537U841
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2	66537U775
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2	66537U734
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2	66537U684
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2	66537U718
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2	66537U791
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	00900X603
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	00900X876
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	00900X835
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Shares	00900X819
Oppenheimer Variable Account Funds - Oppenheimer Total Return Fund/VA: Service Shares	00900X769
PIMCO Variable Insurance Trust - PIMCO All Asset All Authority Portfolio: Administrative Class	693394181
PIMCO Variable Insurance Trust - PIMCO All Asset Portfolio: Administrative Class	693394652
PIMCO Variable Insurance Trust - PIMCO CommodityRealReturn® Strategy Portfolio: Administrative Class	693394595
PIMCO Variable Insurance Trust - PIMCO Dynamic Bond Portfolio: Administrative Class	693394322
PIMCO Variable Insurance Trust - PIMCO Emerging Markets Bond Portfolio: Administrative Class	693394801
PIMCO Variable Insurance Trust - PIMCO Global Bond Opportunities Portfolio (Unhedged): Administrative Class	693394603
PIMCO Variable Insurance Trust - PIMCO Global Core Bond (Hedged) Portfolio: Administrative Class	693394363
PIMCO Variable Insurance Trust - PIMCO Global Multi-Asset Managed Allocation Portfolio: Administrative Class	693394439

PIMCO Variable Insurance Trust - PIMCO High Yield Portfolio: Administrative Class	693394504
PIMCO Variable Insurance Trust - PIMCO Income Portfolio: Administrative Class	693394116
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	693394702
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (Unhedged): Administrative Class	693394447
PIMCO Variable Insurance Trust - PIMCO Long-Term U.S. Government Portfolio: Administrative Class	693394868
PIMCO Variable Insurance Trust - PIMCO Low Duration Portfolio: Administrative Class	693394306
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio: Administrative Class	693394819
PIMCO Variable Insurance Trust - PIMCO Short Term Portfolio: Administrative Class	693394207
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio: Administrative Class	693394405
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	724027172
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	724027826
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	724027842
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	724027628
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	724027784
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	724027644
ProFunds - ProFund VP Asia 30	743185761
ProFunds - ProFund VP Banks	74318A208
ProFunds - ProFund VP Basic Materials	74318A307
ProFunds - ProFund VP Bear	743185688
ProFunds - ProFund VP Biotechnology	74318A406
ProFunds - ProFund VP Bull	743185738
ProFunds - ProFund VP Consumer Goods	74318A604
ProFunds - ProFund VP Consumer Services	74318A505
ProFunds - ProFund VP Emerging Markets	74318W820
ProFunds - ProFund VP Europe 30	743185597
ProFunds - ProFund VP Falling U.S. Dollar	74318A166
ProFunds - ProFund VP Financials	74318A885
ProFunds - ProFund VP Government Money Market	743185779
ProFunds - ProFund VP Health Care	74318A877
ProFunds - ProFund VP Industrials	74318A869
ProFunds - ProFund VP International	74318W788
ProFunds - ProFund VP Internet	74318A851
ProFunds - ProFund VP Japan	743185118
ProFunds - ProFund VP Large-Cap Growth	74318A455
ProFunds - ProFund VP Large-Cap Value	74318A463
ProFunds - ProFund VP Mid-Cap	74318A711
ProFunds - ProFund VP Mid-Cap Growth	74318A687
ProFunds - ProFund VP Mid-Cap Value	74318A695
ProFunds - ProFund VP NASDAQ-100	743185134
ProFunds - ProFund VP Oil & Gas	74318A703
ProFunds - ProFund VP Pharmaceuticals	74318A836
ProFunds - ProFund VP Precious Metals	74318A828
ProFunds - ProFund VP Real Estate	74318A810
ProFunds - ProFund VP Rising Rates Opportunity	74318A653
ProFunds - ProFund VP Semiconductor	74318A794
ProFunds - ProFund VP Short Emerging Markets	74318W838
ProFunds - ProFund VP Short International	74318W796
ProFunds - ProFund VP Short Mid-Cap	74318A232
ProFunds - ProFund VP Short NASDAQ-100	743185589
ProFunds - ProFund VP Short Small-Cap	74318A661
ProFunds - ProFund VP Small Cap	743185126
ProFunds - ProFund VP Small-Cap Growth	74318A729
ProFunds - ProFund VP Small-Cap Value	74318A737
ProFunds - ProFund VP Technology	74318A786
ProFunds - ProFund VP Telecommunications	74318A778
ProFunds - ProFund VP UltraBull	743185712
ProFunds - ProFund VP UltraMid-Cap	74318A679
ProFunds - ProFund VP UltraNASDAQ-100	743185647
ProFunds - ProFund VP UltraShort NASDAQ-100 Fund	743185613
ProFunds - ProFund VP UltraSmall-Cap	743185753
ProFunds - ProFund VP US Government Plus	743185563
ProFunds - ProFund VP Utilities	74318A760
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB	746896562
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	746896349
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB	746896737
Putnam Variable Trust - Putnam VT Income Fund: Class IB	746896729
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB	746896455
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB	746896299
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	78080T303
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class	78080T105

Rydex Variable Trust - Banking Fund	783555881
Rydex Variable Trust - Basic Materials Fund	783555873
Rydex Variable Trust - Biotechnology Fund	783555865
Rydex Variable Trust - Commodities Strategy Fund	783555436
Rydex Variable Trust - Consumer Products Fund	783555857
Rydex Variable Trust - Dow 2x Strategy Fund	783555477
Rydex Variable Trust - Electronics Fund	783555840
Rydex Variable Trust - Energy Fund	783555832
Rydex Variable Trust - Energy Services Fund	783555824
Rydex Variable Trust - Europe 1.25x Strategy Fund	783555725
Rydex Variable Trust - Financial Services Fund	783555816
Rydex Variable Trust - Global Managed Futures Fund	783555261
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	783555600
Rydex Variable Trust - Guggenheim Long Short Equity Fund	783555592
Rydex Variable Trust - Health Care Fund	783555790
Rydex Variable Trust - High Yield Strategy Fund	783555287
Rydex Variable Trust - Internet Fund	783555691
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	783555469
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	783555709
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	783555543
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund	783555402
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund	783555550
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	783555204
Rydex Variable Trust - Japan 2x Strategy Fund	783555717
Rydex Variable Trust - Leisure Fund	783555782
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	783555626
Rydex Variable Trust - Multi-Hedge Strategies Fund	783555428
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund	783555659
Rydex Variable Trust - NASDAQ-100® Fund	783555303
Rydex Variable Trust - Nova Fund	783555105
Rydex Variable Trust - Precious Metals Fund	783555501
Rydex Variable Trust - Real Estate Fund	783555618
Rydex Variable Trust - Retailing Fund	783555774
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund	783555634
Rydex Variable Trust - Russell 2000® 2.0x Strategy Fund	783555360
Rydex Variable Trust - S&P 500 2x Strategy Fund	783555675
Rydex Variable Trust - S&P 500 Pure Growth Fund	783555493
Rydex Variable Trust - S&P 500 Pure Value Fund	783555485
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	783555568
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	783555519
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	783555535
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	783555527
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	783555451
Rydex Variable Trust - Technology Fund	783555766
Rydex Variable Trust - Telecommunications Fund	783555758
Rydex Variable Trust - Transportation Fund	783555741
Rydex Variable Trust - Utilities Fund	783555683
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	783555444
SEI Insurance Products Trust - SEI VP Balanced Strategy Fund: Class II	78411M712
SEI Insurance Products Trust - SEI VP Conservative Strategy Fund: Class II	78411M746
SEI Insurance Products Trust - SEI VP Defensive Strategy Fund: Class II	78411M753
SEI Insurance Products Trust - SEI VP Market Growth Strategy Fund: Class II	78411M696
SEI Insurance Products Trust - SEI VP Market Plus Strategy Fund: Class II	78411M720
SEI Insurance Products Trust - SEI VP Moderate Strategy Fund: Class II	78411M738
T. Rowe Price Equity Series, Inc. - T Rowe Price Blue Chip Growth Portfolio: II	77954T878
T. Rowe Price Equity Series, Inc. - T Rowe Price Equity Income Portfolio: II	77954T860
T. Rowe Price Equity Series, Inc. - T Rowe Price Health Sciences Portfolio: II	77954T886
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II	77954R302
The Merger Fund VL	589512102
Third Avenue Variable Series Trust - Third Avenue Value Portfolio	884117102
Timothy Plan - Timothy Conservative Growth Portfolio: VS	887432714
Timothy Plan - Timothy Strategic Growth Portfolio: VS	887432722
Two Roads Shared Trust - Redwood Managed Volatility Fund: Class I	90213U537
Two Roads Shared Trust - Redwood Managed Volatility Fund: Class N	90213U529
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	921082608
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S	921082798
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class	921082301
VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class	921082509
Vanguard Variable Insurance Funds - Balanced Portfolio	921925400
Vanguard Variable Insurance Funds - Capital Growth Portfolio	921925822

Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	921925798
Vanguard Variable Insurance Funds - Diversified Value Portfolio	921925871
Vanguard Variable Insurance Funds - Equity Income Portfolio	921925608
Vanguard Variable Insurance Funds - Equity Index Portfolio	921925301
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	921925772
Vanguard Variable Insurance Funds - Growth Portfolio	921925509
Vanguard Variable Insurance Funds - High-Yield Bond Portfolio	921925806
Vanguard Variable Insurance Funds - International Portfolio	921925707
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	921925855
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	921925780
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	921925848
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	921925863
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	921925889
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	921925202
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	921925764
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	921925814
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A	92829L703
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A	92829L307
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A	92829L505
Wells Fargo Variable Trust - Wells Fargo VT Discovery Fund: Class 2	949756852
Wells Fargo Variable Trust - Wells Fargo VT Opportunity Fund: Class 2	949756845

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.